SHARE CAPITAL AND SHARE-BASED PAYMENTS - Activity of Outstanding Units Other than Options (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Deferred Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, January 1 (in units)	533,698,000	608,763,000
Granted (in units)	79,919,000	107,318,000
Redeemed / Settled (in units)	0	(182,383,000)
Outstanding, December 31 (in units)	613,617,000	533,698,000
Restricted Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, January 1 (in units)	425,095,000	541,006,000
Granted (in units)	195,530,000	322,935,000
Redeemed / Settled (in units)	(200,671,000)	(276,983,000)
Forfeited (in units)	(63,794,000)	(161,863,000)
Outstanding, December 31 (in units)	356,160,000	425,095,000
Performance Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, January 1 (in units)	311,100,000	391,432,000
Granted (in units)	144,500,000	174,900,000
Redeemed / Settled (in units)	(122,300,000)	(255,232,000)
Forfeited (in units)	(24,800,000)	0
Outstanding, December 31 (in units)	308,500,000	311,100,000